Man Active High Yield ETF
Schedule of Investments
May 31, 2026 (Unaudited)

Principal
Amount
*
Value
BANK LOANS — 14.5%
Health Care Services — 6.9%
TEAM Services Holding, Inc.
8.950%, SOFR + 5.25%, due 1/31/33
(a)
.............................................................. 1,400,000 $ 1,371,748
Health Care Supply Chain — 4.2%
Paradigm Parent, LLC
due 4/19/32
(b)
...................................................................................... 1,000,000 845,415
Specialty & Generic Pharma — 3.4%
1261229 BC Ltd.
due 10/8/30
(b)
...................................................................................... 700,000 677,442
Total Bank Loans
(Cost $2,922,607) 2,894,605
CORPORATE BONDS — 82.9%
Airlines — 1.5%
Grupo Aeromexico SAB de CV, (Mexico)
8.625%, due 11/15/31 .............................................................................. 291,000 295,760
Application Software — 0.5%
Trustly AB, (Sweden)
8.825%, 3-Month EURIBOR + 6.75%, due 10/8/30
(a)
................................................. EUR 100,000 104,969
Automotive Retailers — 0.7%
RAC Bond Co. PLC, (United Kingdom)
5.250%, due 11/4/27 ................................................................................ GBP 100,000 133,368
Banks — 2.0%
Close Brothers Group PLC, (United Kingdom)
6.125%, due 8/3/36 ................................................................................. GBP 150,000 198,099
MBH Bank Nyrt , (Hungary)
4.750%, due 2/2/31 ................................................................................. EUR 170,000 195,708
393,807
Basic & Diversified Chemicals — 2.4%
Lenzing AG, (Austria)
9.000%
(c)
........................................................................................... EUR 400,000 469,649
Biofuels — 0.6%
Cullinan Holdco Scsp , (Luxembourg)
8.500%, due 10/15/29
(d)
............................................................................. EUR 111,000 122,690
Casinos & Gaming — 2.5%
888 Acquisitions Ltd., (United Kingdom)
7.704%, 3-Month EURIBOR + 5.5%, due 7/15/28
(a)
................................................... EUR 100,000 114,517
10.750%, due 5/15/30 .............................................................................. GBP 288,000 376,996
491,513
Commercial Finance — 3.2%
Burford Capital Global Finance LLC
8.500%, due 1/15/34 ............................................................................... 500,000 437,830
9.250%, due 7/1/31 ................................................................................. 200,000 193,039
630,869

Man Active High Yield ETF
Schedule of Investments (Continued)
May 31, 2026 (Unaudited)

Principal
Amount
*
Value
CORPORATE BONDS (continued)
Consumer Finance — 0.7%
Vanquis Banking Group PLC, (United Kingdom)
8.875%, due 1/13/32 ............................................................................... GBP 100,000 $ 136,696
Cruise Lines — 0.6%
SP Cruises Intermediate Ltd., (Bermuda)
11.500%, due 3/14/30
(d)
............................................................................. 125,000 122,356
Entertainment Facilities — 1.0%
LifeFit Group MidCo GmbH, (Germany)
9.229%, 3-Month EURIBOR + 7.00%, due 8/29/29
(a)
................................................. EUR 163,000 199,878
Exploration & Production — 5.4%
Azule Energy Finance PLC, (Angola)
8.125%, due 1/23/30 ............................................................................... 400,000 409,160
Diversified Gas & Oil Corp.
9.750%, due 4/9/29
(d)
............................................................................... 250,000 253,203
SierraCol Energy Andina LLC/ SierraCol Energy Arauca/Colombia Energy Development, (Colombia)
9.000%, due 11/14/30 .............................................................................. 200,000 202,918
Trident Energy Finance PLC, (United Kingdom)
12.500%, due 11/30/29 ............................................................................. 200,000 213,584
1,078,865
Food & Drug Stores — 4.0%
Bellis Acquisition Co. PLC, (United Kingdom)
8.125%, due 5/14/30 ............................................................................... GBP 634,000 788,387
Food Services — 1.0%
TKC Holdings, Inc.
8.500%, due 8/15/30 ............................................................................... 100,000 102,315
12.000%, due 2/15/31 .............................................................................. 100,000 104,334
206,649
Health Care Facilities — 2.9%
Auna SA, (Peru)
8.750%, due 11/6/32 ................................................................................ 300,000 301,023
Prime Healthcare Services, Inc.
9.375%, due 9/1/29
(d)
............................................................................... 273,000 285,670
586,693
Health Care REIT — 3.7%
MPT Operating Partnership LP / MPT Finance Corp.
3.375%, due 4/24/30 ............................................................................... GBP 300,000 299,168
3.692%, due 6/5/28 ................................................................................. GBP 369,000 435,575
734,743
Health Care Services — 1.6%
National Mentor Holdings, Inc.
10.500%, due 12/15/30 ............................................................................. 300,000 316,260
Health Care Supply Chain — 1.9%
Paradigm Parent LLC and Paradigm Parent CO-Issuer, Inc.
8.750%, due 4/17/32
(d)
.............................................................................. 308,000 282,330
8.750%, due 4/17/32 ............................................................................... 100,000 91,666
373,996

Man Active High Yield ETF
Schedule of Investments (Continued)
May 31, 2026 (Unaudited)

Principal
Amount
*
Value
CORPORATE BONDS (continued)
Hotel Owners & Developers — 1.5%
Vivion Investments Sarl , (Luxembourg)
6.500%PIK, due 2/28/29 ............................................................................ EUR 229,995 $ 269,757
8.250% PIK, due 8/31/28 ........................................................................... EUR 17,630 20,726
290,483
Institutional Brokerage — 0.4%
Jane Street Group / JSG Finance, Inc.
6.125%, due 11/1/32
(d)
.............................................................................. 89,000 89,287
Internet Media & Services — 1.3%
Future PLC, (United Kingdom)
6.750%, due 7/10/30 ............................................................................... GBP 209,000 260,620
Investment Companies — 1.0%
Ittihad International II, Ltd., (United Arab Emirates)
7.375%, due 11/13/30 .............................................................................. 200,000 203,037
IT Services — 5.1%
Almaviva-The Italian Innovation Co. SpA , (Italy)
5.000%, due 10/30/30 .............................................................................. EUR 207,000 235,534
PCC Global PLC, (United Kingdom)
8.250%, due 11/15/30 .............................................................................. EUR 175,000 173,905
Unisys Corp.
10.625%, due 1/15/31
(d)
............................................................................. 186,000 181,535
10.625%, due 1/15/31 .............................................................................. 325,000 317,199
Zenita Group SpA , (Italy)
7.377%, 3-Month EURIBOR + 5.25%, due 12/31/32
(a)
................................................ EUR 100,000 103,303
1,011,476
Life Insurance — 3.5%
Nassau Cos. of New York (The)
7.875%, due 7/15/30
(d)
.............................................................................. 194,000 185,375
7.875%, due 7/15/30 ............................................................................... 543,000 518,857
704,232
Local TV & Radio Broadcast — 1.7%
Arqiva Broadcast Finance PLC, (United Kingdom)
8.625%, due 7/1/30 ................................................................................. GBP 309,000 347,876
Lodging — 0.6%
TVL Finance PLC, (United Kingdom)
10.250%, due 4/28/28 .............................................................................. GBP 100,000 127,433
Marine Shipping — 1.0%
Navios South American Logistics, Inc., (Uruguay)
8.875%, due 7/14/30
(d)
.............................................................................. 200,000 207,382
Mortgage Finance — 1.4%
Jerrold Finco PLC, (United Kingdom)
7.500%, due 6/15/31 ............................................................................... GBP 105,000 142,015
7.875%, due 4/15/30 ............................................................................... GBP 103,000 140,698
282,713

Man Active High Yield ETF
Schedule of Investments (Continued)
May 31, 2026 (Unaudited)

Principal
Amount
*
Value
CORPORATE BONDS (continued)
Multi Asset Class Own & Develop — 1.0%
CPI Property Group SA, (Czechia)
8.875%
(a),(c)
......................................................................................... GBP 155,000 $ 194,397
Oilfield Services & Equipment — 1.3%
CHC Group LLC
11.750%, due 9/1/30
(d)
.............................................................................. 300,000 255,382
Other Financial Services — 0.7%
Goldcup 100865 AB, (Sweden)
7.600%, 3-Month STIBOR + 5.50%, due 7/11/28
(a)
................................................... SEK 1,250,000 138,307
Other Machinery & Equipment — 0.9%
EVOCA SpA , (Italy)
7.420%, 3-Month EURIBOR + 5.25%, due 4/9/29
(a)
................................................... EUR 177,000 175,584
Other Special Retail - Discretionary — 3.5%
Michaels Cos., Inc./The
8.500%, due 3/15/33 ............................................................................... 200,000 195,447
11.000%, due 3/15/34 .............................................................................. 100,000 94,623
Staples, Inc.
10.750%, due 9/1/29 ............................................................................... 433,000 412,447
702,517
Packaged Food — 1.5%
Viking Baked Goods Acquisition Corp.
8.625%, due 11/1/31
(d)
.............................................................................. 207,000 212,276
8.625%, due 11/1/31 ................................................................................ 78,000 79,988
292,264
Printing Services — 0.7%
RR Donnelley & Sons Co.
9.500%, due 8/1/29
(d)
............................................................................... 59,000 61,212
10.875%, due 8/1/29
(d)
.............................................................................. 72,000 74,459
135,671
Professional Services — 0.6%
NES Fircroft Bondco AS, (United Kingdom)
8.000%, due 9/30/29
(d)
.............................................................................. 125,000 127,482
Real Estate Services — 2.4%
Emeria SASU, (France)
7.750%, due 3/31/28 ............................................................................... EUR 400,000 389,577
Flamingo Lux II SCA, (France)
5.000%, due 3/31/29 ............................................................................... EUR 200,000 80,949
470,526
Reinsurance — 1.6%
SiriusPoint Ltd., (Bermuda)
6.083%, 3-Month STIBOR + 4.00%, due 9/22/47
(a)
................................................... SEK 3,000,000 326,729
Restaurants — 2.5%
BCPE Flavor Debt Merger Sub LLC and BCPE Flavor Issuer, Inc.
9.500%, due 7/1/32
(d)
............................................................................... 283,000 257,847
9.500%, due 7/1/32 ................................................................................. 125,000 113,890

Man Active High Yield ETF
Schedule of Investments (Continued)
May 31, 2026 (Unaudited)

Principal
Amount
*
Value
CORPORATE BONDS (continued)
Restaurants (continued)
Wheel Bidco , Ltd., (United Kingdom)
9.875%, due 9/15/29 ............................................................................... GBP 100,000 $ 121,989
493,726
Specialty & Generic Pharma — 1.0%
1261229 BC Ltd.
10.000%, due 4/15/32
(d)
............................................................................. 200,000 204,936
Specialty Chemicals — 0.9%
Herens Holdco Sarl , (Luxembourg)
4.750%, due 5/15/28
(d)
.............................................................................. 200,000 178,334
Transit Services — 0.9%
Mobico Group PLC, (United Kingdom)
4.875%, due 9/26/31 ............................................................................... EUR 200,000 176,756
Travel Services — 1.3%
Sabre GLBL, Inc.
11.125%, due 7/15/30
(d)
............................................................................. 100,000 89,360
11.125%, due 7/15/30 .............................................................................. 200,000 178,720
268,080
Wireless Telecommunications — 5.0%
C&W Senior Finance Ltd., (Panama)
9.000%, due 1/15/33
(d)
.............................................................................. 200,000 204,249
Digicel International Finance Ltd., (Jamaica)
8.625%, due 8/1/32
(d)
............................................................................... 200,000 207,274
8.625%, due 8/1/32 ................................................................................. 200,000 207,274
WOM Chile Holdco SpA , (Chile)
5.000% PIK, due 4/1/32 ............................................................................. 409,241 369,605
988,402
Wireline Telecommunications — 3.4%
Sable International Finance Ltd., (Panama)
7.125%, due 10/15/32
(d)
............................................................................. 200,000 198,212
Total Play Telecomunicaciones SA de CV, (Mexico)
11.125%, due 12/31/32 ............................................................................. 500,000 472,893
671,105
Total Corporate Bonds
(Cost $16,752,553) 16,511,885
SHORT TERM INVESTMENTS — 2.0%
Sovereign Government — 2.0%
United States Treasury Bill
(e)
3.642%, due 7/16/26
(Cost $398,212) .................................................................................... 400,000 398,197
Total Investments — 99.4%
(Cost $20,073,372) $ 19,804,687
Other Assets and Liabilities,
Net — 0.6% 113,676
Net Assets — 100.0% $ 19,918,363

Man Active High Yield ETF
Schedule of Investments (Continued)
May 31, 2026 (Unaudited)

* Par amount denominated in USD unless otherwise noted.
(a) Variable or floating rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on May 31, 2026.
(b) All or a portion of this senior loan position has not settled. Rates do not take effect until settlement date. Rates shown, if any, are for the settled portion.
(c) Perpetual security with no stated maturity date.
(d) Exempt from registration under Rule 144A of the Securities Act of 1933.
(e) Rate disclosed represents the discount rate at the time of purchase.
EUR : Euro
EURIBOR : Euro Interbank Offered Rate
GBP : Great British Pound
PIK : Payment-in-kind, which may pay interest in the form of additional principal amount.
PLC : Public Limited Company
SEK : Swedish Krona
SOFR : Secured Overnight Financing Rate
STIBOR : Stockholm Interbank Offered Rate
USD : United States Dollar
Forward Foreign Currency Contracts Outstanding as of May 31, 2026:
Counterparty
Settlement
Date Currency To Deliver Currency To Receive
Unrealized
Appreciation
Unrealized
Depreciation
The Bank of New York Mellon ........ 6/11/26 EUR 2,673,241 USD 3,144,199 $ 24,640 $ –
The Bank of New York Mellon ........ 6/11/26 USD 344,032 EUR 295,552 864 –
The Bank of New York Mellon ........ 6/11/26 EUR 84,072 USD 97,873 – (235)
The Bank of New York Mellon ........ 6/11/26 GBP 87,653 USD 118,687 649 –
The Bank of New York Mellon ........ 6/11/26 GBP 2,795,146 USD 3,784,731 20,602 –
The Bank of New York Mellon ........ 6/11/26 USD 21,149 GBP 15,818 152 –
The Bank of New York Mellon ........ 6/11/26 USD 140,041 GBP 102,978 – (1,364)
The Bank of New York Mellon ........ 6/11/26 SEK 4,496,266 USD 483,969 – (3,281)
Total Unrealized Appreciation (Depreciation) $ 46,907 $ (4,880)
As of May 31, 2026, the Fund held the following centrally cleared credit default swap sell protection contracts:
Reference Entity
Expiration
Date
Buy/Sell
Protection
(a)
Notional
Amount
(b)
(Pay)/
Receive
Fixed Rate
(c)
Payment
Frequency
Paid/
Received
Upfront
Premium
Paid/
(Received) Value
Unrealized
Appreciation/
(Depreciation)
(d)
Oracle Corp. (BBB)
*
6/30/31 Sell $ 176,000 1.0% Quarterly $ 5,033 $ 4,180 $ (853)
(a)
Sell - If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either ( i ) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying investments comprising the referenced index or (ii) pay a net settlement amount in the form of cash or investments equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying investments comprising the referenced index.
(b)
The maximum potential amount the Fund could be required to pay as a seller of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(c)
The annual fixed rate represents the interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) annually on the notional amount of the credit default swap contract.
(d)
Represents the difference between the value of the credit default swap contracts at the time they were opened and the value at May 31, 2026.
*
Credit rating is determined by the Investment Adviser using the lowest rating including debt class rating ascribed by relevant credit rating agencies
(Moody's/S&P/Fitch), or, where no such ratings are available, using its own internal rating.